Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2012
Jensen Quality Value Fund (First Prospectus Summary) | Jensen Quality Value Fund | Jensen Quality Value Fund - J Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNVSX
Jensen Quality Value Fund (Second Prospectus Summary) | Jensen Quality Value Fund | Jensen Quality Value Fund - I Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JNVIX